FAIR VALUE MEASUREMENTS (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Nonrecurring Level 3	Sep. 30, 2012 Nonrecurring Level 3 Discounted cash flow	Sep. 30, 2012 Nonrecurring Level 3 Discounted cash flow Minimum	Sep. 30, 2012 Nonrecurring Level 3 Discounted cash flow Maximum	Sep. 30, 2012 Nonrecurring Level 3 Relief-from-royalty method	Sep. 30, 2012 Nonrecurring Level 3 Relief-from-royalty method Minimum	Sep. 30, 2012 Nonrecurring Level 3 Relief-from-royalty method Maximum
FAIR VALUE MEASUREMENTS
Property and equipment & Other non-current assets						1,672
Intangible assets	221,080	268,106			749,755				174,944
Unobservable inputs
Projection years							16 years	24 years
Discount rate (as a percent)			16.00%	17.00%		17.00%				17.00%	22.00%
Terminal growth rate (as a percent)		3.00%				3.00%			3.00%
Royalty rate (as a percent)										1.00%	8.00%
Goodwill impairment charges	0	478,710